PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Prepaid expenses:
Rent	$ 21,951	$ 3,962
Directors & officers insurance	88,900	0
Audit	25,000	25,000
Financial consultants	12,083	20,833
Business report	30,000	0
Other vendors	39,632	39,446
Other current assets-
Earnest money deposits	140,000	0
Prepaid expenses and other current assets	$ 357,566	$ 89,241	$ 0